Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity’s New Jersey Municipal Funds
January 29, 2024
Prospectus
Effective March 1, 2024, Fidelity® New Jersey Municipal Income Fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating Fidelity® New Jersey Municipal Income Fund out of each class’s management fee.
The following information replaces similar information for Fidelity® New Jersey Municipal Income Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.43% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.45%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 46

3 years	$ 144

5 years	$ 252

10 years	$ 567

Fidelity New Jersey Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity’s New Jersey Municipal Funds
January 29, 2024
Prospectus
Effective March 1, 2024, Fidelity® New Jersey Municipal Income Fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating Fidelity® New Jersey Municipal Income Fund out of each class’s management fee.
The following information replaces similar information for Fidelity® New Jersey Municipal Income Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.43% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.45%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 46

3 years	$ 144

5 years	$ 252

10 years	$ 567

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity New Jersey Municipal Money Market Fund | Fidelity New Jersey Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.43%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.45%
1 year	rr_ExpenseExampleYear01	$ 46
3 years	rr_ExpenseExampleYear03	144
5 years	rr_ExpenseExampleYear05	252
10 years	rr_ExpenseExampleYear10	$ 567

[1]	Adjusted to reflect current fees.
[2]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements.